Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000224149 | Kweichow Moutai8607552
Holdings [Line Items]
Percent of Total Investments	5.70%
C000224149 | Contemporary Amperex Technology8607497
Holdings [Line Items]
Percent of Total Investments	4.90%
C000224149 | Ping An Insurance Group of China8607577
Holdings [Line Items]
Percent of Total Investments	4.90%
C000224149 | BYD8607476
Holdings [Line Items]
Percent of Total Investments	4.10%
C000224149 | Midea Group8607560
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224149 | China Merchants Bank8607489
Holdings [Line Items]
Percent of Total Investments	2.90%
C000224149 | COSCO SHIPPING Holdings8607498
Holdings [Line Items]
Percent of Total Investments	2.30%
C000224149 | New China Life Insurance8607566
Holdings [Line Items]
Percent of Total Investments	2.30%
C000224149 | China Life Insurance8607487
Holdings [Line Items]
Percent of Total Investments	2.30%
C000224149 | China Pacific Insurance Group8607491
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224149 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224149 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224149 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224149 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224149 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000224149 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000224149 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000224149 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224149 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000224149 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000224149 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000232916 | Taiwan Semiconductor Manufacturing8607822
Holdings [Line Items]
Percent of Total Investments	13.90%
C000232916 | Samsung Electronics8607754
Holdings [Line Items]
Percent of Total Investments	4.00%
C000232916 | Coromandel International8607691
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232916 | Fubon Financial Holding8607812
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232916 | Glenmark Pharmaceuticals8607698
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232916 | Bangkok Bank8607793
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232916 | Samsung Securities8607755
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232916 | United Electronics8607790
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232916 | Tech Mahindra8607726
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232916 | SK Hynix8607757
Holdings [Line Items]
Percent of Total Investments	1.80%
C000232916 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232916 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232916 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000232916 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232916 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232916 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232916 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232916 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232916 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000232916 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000232916 | India
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000232916 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000232917 | Apple8607602
Holdings [Line Items]
Percent of Total Investments	6.10%
C000232917 | Microsoft8607683
Holdings [Line Items]
Percent of Total Investments	4.40%
C000232917 | NVIDIA8607687
Holdings [Line Items]
Percent of Total Investments	4.30%
C000232917 | Amazon.com8607596
Holdings [Line Items]
Percent of Total Investments	3.20%
C000232917 | Philip Morris International8607694
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232917 | Alphabet8607593
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232917 | Primo Brands8607696
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232917 | Evolution Mining8607500
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232917 | Exelixis8607640
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232917 | Gilead Sciences8607658
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232917 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000232917 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232917 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000232917 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232917 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232917 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232917 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232917 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232917 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232917 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232917 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232917 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000248857 | Mitsubishi UFJ Financial Group8607776
Holdings [Line Items]
Percent of Total Investments	6.50%
C000248857 | NEC8607778
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248857 | Sanrio8607787
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248857 | Kawasaki Heavy Industries8607768
Holdings [Line Items]
Percent of Total Investments	4.50%
C000248857 | Asics8607745
Holdings [Line Items]
Percent of Total Investments	4.40%
C000248857 | Sony Group8607797
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248857 | SIGMAXYZ Holdings8607795
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248857 | Resorttrust8607784
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248857 | SCSK8607789
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248857 | Toyota Motor8607801
Holdings [Line Items]
Percent of Total Investments	3.60%
C000248857 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248857 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248857 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000248857 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248857 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000248857 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000248857 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000248857 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%